Allowance for Probable Loan Losses (Details 5) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing receivable recorded investment
Past due 30-59 days	$ 17,261,000	$ 19,891,000
Past due 60-89 days	12,215,000	5,330,000
Past due 90 days or greater	67,770,000	60,537,000
Past due 90 days or greater and still accruing	9,988,000	7,197,000	15,033,000
Past due, total	97,246,000	85,758,000
Loans, current	5,581,999,000	5,113,477,000
Total loans	5,679,245,000	5,199,235,000
Commercial
Financing receivable recorded investment
Past due 30-59 days	4,103,000	4,240,000
Past due 60-89 days	2,665,000	538,000
Past due 90 days or greater	40,665,000	36,066,000
Past due 90 days or greater and still accruing	2,890,000	2,051,000
Past due, total	47,433,000	40,844,000
Loans, current	1,042,053,000	1,001,798,000
Total loans	1,089,486,000	1,042,642,000
Commercial real estate: other construction and land development
Financing receivable recorded investment
Past due 30-59 days	596,000	1,042,000
Past due 60-89 days	10,000
Past due 90 days or greater	8,707,000	9,942,000
Past due 90 days or greater and still accruing	439,000	62,000
Past due, total	9,313,000	10,984,000
Loans, current	1,405,664,000	1,197,524,000
Total loans	1,414,977,000	1,208,508,000
Commercial real estate: farmland and commercial
Financing receivable recorded investment
Past due 30-59 days	2,905,000	6,216,000
Past due 60-89 days	7,131,000	520,000
Past due 90 days or greater	10,724,000	6,990,000
Past due 90 days or greater and still accruing	1,711,000	417,000
Past due, total	20,760,000	13,726,000
Loans, current	1,880,639,000	1,736,313,000
Total loans	1,901,399,000	1,750,039,000
Commercial real estate: multifamily
Financing receivable recorded investment
Past due 30-59 days	351,000	39,000
Past due 60-89 days		142,000
Past due 90 days or greater	856,000	295,000
Past due 90 days or greater and still accruing	21,000
Past due, total	1,207,000	476,000
Loans, current	115,492,000	101,622,000
Total loans	116,699,000	102,098,000
Residential: first lien
Financing receivable recorded investment
Past due 30-59 days	5,895,000	4,758,000
Past due 60-89 days	1,864,000	3,046,000
Past due 90 days or greater	4,267,000	4,541,000
Past due 90 days or greater and still accruing	3,901,000	3,518,000
Past due, total	12,026,000	12,345,000
Loans, current	410,000,000	426,117,000
Total loans	422,026,000	438,462,000
Residential: junior lien
Financing receivable recorded investment
Past due 30-59 days	899,000	606,000
Past due 60-89 days	231,000	198,000
Past due 90 days or greater	1,931,000	1,900,000
Past due 90 days or greater and still accruing	431,000	368,000
Past due, total	3,061,000	2,704,000
Loans, current	485,239,000	406,526,000
Total loans	488,300,000	409,230,000
Consumer Loan
Financing receivable recorded investment
Past due 30-59 days	896,000	1,523,000
Past due 60-89 days	216,000	469,000
Past due 90 days or greater	507,000	803,000
Past due 90 days or greater and still accruing	482,000	781,000
Past due, total	1,619,000	2,795,000
Loans, current	59,518,000	63,619,000
Total loans	61,137,000	66,414,000
Foreign
Financing receivable recorded investment
Past due 30-59 days	1,616,000	1,467,000
Past due 60-89 days	98,000	417,000
Past due 90 days or greater	113,000
Past due 90 days or greater and still accruing	113,000
Past due, total	1,827,000	1,884,000
Loans, current	183,394,000	179,958,000
Total loans	$ 185,221,000	$ 181,842,000